Income Taxes - Summary Of Company's Current And Deferred Income Tax Provision (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current provision:
Federal			$ 20.4	$ 3.2	$ 5.7
States			5.6	(0.5)	3.2
International			12.6	10.0	7.2
Total current provision			38.6	12.7	16.1
Deferred provision:
Federal			(3.4)	0.4	0.9
States			0.3	(0.1)	0.3
International			(1.3)	1.3	0.0
Total deferred provision			(4.4)	1.6	1.2
Total provision for income taxes	$ 5.0	$ 6.6	34.2	14.3	17.3
Starz Business of Lions Gate Entertainment Corp
Current provision:
Federal			(69.6)	5.8	4.0
States			0.1	0.4	4.9
International			1.1	0.6	0.0
Total current provision			(68.4)	6.8	8.9
Deferred provision:
Federal			(45.4)	(22.5)	(2.7)
States			(15.1)	(2.6)	0.9
International			0.0	0.0	0.0
Total deferred provision			(60.5)	(25.1)	(1.8)
Total provision for income taxes	$ (7.6)	$ 0.4	$ (128.9)	$ (18.3)	$ 7.1